Taxation (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended			13 Months Ended	16 Months Ended	19 Months Ended	24 Months Ended	35 Months Ended	37 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Sep. 30, 2015
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges					¥ 18,244	¥ 16,345	¥ 17,090
Shanghai Miyuan
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)								3.00%				6.00%
Beijing Miyuan
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)									3.00%		6.00%
Beijing Aizhenxin
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)	6.00%												3.00%
Shanghai HQS
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)										6.00%
Beijing Youyue Hudong
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)				3.00%
Beijing Caiyuanlai
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)			3.00%
Shanghai Tengwan
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)	3.00%
Xique
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)		3.00%
Minimum
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges rate (as a percent)					0.00%
Maximum
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges rate (as a percent)					8.65%